Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000103324
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Acorn European Fund℠ Class A (including sales charges) ($20,265)
Accumulated Value	$ 9,425	$ 8,863	$ 8,780	$ 9,527	$ 9,534	$ 9,681	$ 9,063	$ 9,608	$ 9,672	$ 9,838	$ 9,223	$ 8,878		$ 9,098	$ 9,478	$ 9,678	$ 9,968	$ 10,728	$ 11,366	$ 11,236	$ 11,604	$ 11,598	$ 12,011	$ 12,173	$ 12,315	$ 12,545	$ 13,274	$ 12,747	$ 12,552	$ 12,734	$ 12,910	$ 12,619	$ 12,907	$ 13,032	$ 12,600	$ 11,283	$ 10,897	$ 10,190	$ 11,251	$ 11,722	$ 11,860	$ 12,639	$ 12,239	$ 13,202	$ 12,698	$ 12,384	$ 12,547	$ 13,313	$ 14,178	$ 14,873	$ 14,404	$ 13,229	$ 10,653	$ 12,112	$ 13,671	$ 13,906	$ 15,201	$ 16,231	$ 15,899	$ 15,208	$ 16,889	$ 18,264	$ 18,304	$ 18,370	$ 18,164	$ 19,766	$ 20,310	$ 20,350	$ 21,573	$ 22,423	$ 20,775	$ 21,925	$ 21,254	$ 22,185	$ 18,797	$ 17,652	$ 17,333	$ 15,728	$ 15,382	$ 13,499	$ 15,189	$ 13,525	$ 11,542	$ 12,467	$ 14,151	$ 13,718	$ 14,850	$ 14,896	$ 15,449	$ 16,008	$ 15,815	$ 15,981	$ 16,314	$ 15,329	$ 14,131	$ 13,186	$ 15,416	$ 17,115	$ 16,458	$ 16,954	$ 17,269	$ 16,231	$ 17,497	$ 16,936	$ 18,064	$ 18,605	$ 18,706	$ 17,328	$ 16,990	$ 16,363	$ 17,076	$ 17,028	$ 16,548	$ 17,405	$ 19,064	$ 19,859	$ 19,674	$ 19,934	$ 20,147	$ 19,674	$ 19,797	$ 20,265
C000103327
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Acorn European Fund℠ Institutional Class ($22,048)
Accumulated Value	10,000	9,403	9,322	10,115	10,122	10,278	9,630	10,207	10,275	10,452	9,807	9,440		9,671	10,082	10,302	10,610	11,426	12,104	11,973	12,365	12,358	12,798	12,977	13,128	13,380	14,157	13,602	13,394	13,595	13,782	13,472	13,787	13,919	13,458	12,062	11,650	10,895	12,034	12,537	12,690	13,521	13,095	14,136	13,598	13,256	13,437	14,262	15,191	15,945	15,444	14,187	11,427	12,994	14,667	14,918	16,317	17,424	17,069	16,338	18,142	19,626	19,675	19,746	19,533	21,252	21,841	21,891	23,211	24,127	22,359	23,602	22,885	23,895	20,251	19,025	18,675	16,950	16,586	14,554	16,387	14,597	12,457	13,456	15,274	14,811	16,037	16,087	16,693	17,299	17,092	17,278	17,634	16,579	15,288	14,262	16,679	18,526	17,822	18,361	18,699	17,584	18,958	18,356	19,582	20,177	20,286	18,798	18,436	17,751	18,533	18,482	17,973	18,902	20,710	21,580	21,374	21,662	21,905	21,396	21,529	22,048
C000024954
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund Class A (including sales charges) ($20,858)
Accumulated Value	9,423	8,557	8,498	9,161	9,262	9,535	9,387	9,906	9,972	10,021	9,713	10,346		10,370	10,619	10,992	11,062	11,303	11,419	11,642	11,699	11,756	12,232	12,611	12,967	12,954	13,696	13,245	13,415	13,305	14,147	14,277	14,612	15,535	15,305	13,448	13,836	12,277	13,546	14,364	14,295	14,848	14,030	14,848	15,140	14,617	14,288	14,446	15,347	15,496	15,456	14,278	12,188	13,868	15,469	15,640	16,512	16,976	17,089	17,173	18,973	20,018	20,349	21,185	20,397	21,091	20,255	21,565	21,814	22,496	21,216	22,928	22,047	21,778	18,319	18,275	17,949	15,425	14,838	13,719	15,795	15,352	13,882	14,815	15,235	14,372	15,795	15,749	15,819	15,632	15,492	16,682	17,195	16,892	15,819	14,395	15,819	17,475	17,195	18,478	19,155	17,872	18,152	17,988	18,875	19,108	19,622	19,528	21,395	19,948	20,462	18,828	17,195	17,102	18,268	19,202	19,598	20,088	20,602	21,278	21,535	20,858
C000024956
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund Class C (including sales charges) ($20,537)
Accumulated Value	10,000	9,073	9,005	9,704	9,802	10,084	9,926	10,473	10,527	10,572	10,240	10,904		10,929	11,178	11,571	11,637	11,873	11,991	12,223	12,279	12,321	12,809	13,200	13,563	13,540	14,322	13,828	14,013	13,869	14,754	14,869	15,201	16,156	15,912	13,981	14,358	12,746	14,050	14,893	14,811	15,382	14,512	15,356	15,634	15,078	14,738	14,893	15,820	15,948	15,909	14,677	12,520	14,253	15,871	16,059	16,938	17,401	17,505	17,574	19,402	20,457	20,786	21,623	20,812	21,496	20,647	21,962	22,199	22,871	21,566	23,292	22,370	22,084	18,575	18,526	18,172	15,597	15,018	13,865	15,966	15,495	14,016	14,941	15,344	14,470	15,898	15,848	15,898	15,697	15,562	16,739	17,243	16,924	15,848	14,420	15,814	17,461	17,176	18,436	19,108	17,831	18,083	17,898	18,789	19,008	19,495	19,394	21,243	19,781	20,285	18,655	17,024	16,924	18,050	18,974	19,361	19,814	20,318	20,974	21,226	20,537
C000251059
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund Class S ($22,712)
Accumulated Value	10,000	9,080	9,018	9,731	9,835	10,129	9,982	10,536	10,599	10,657	10,328	11,009		11,039	11,298	11,703	11,782	12,035	12,165	12,401	12,469	12,528	13,036	13,447	13,827	13,825	14,615	14,139	14,319	14,202	15,100	15,250	15,605	16,596	16,353	14,371	14,792	13,121	14,486	15,365	15,295	15,891	15,022	15,902	16,208	15,659	15,310	15,479	16,451	16,612	16,578	15,312	13,075	14,871	16,612	16,780	17,729	18,227	18,357	18,440	20,385	21,514	21,877	22,771	21,929	22,681	21,799	23,209	23,466	24,209	22,844	24,696	23,736	23,448	19,754	19,705	19,342	16,621	16,011	14,784	17,052	16,567	14,992	15,996	16,446	15,528	17,069	17,034	17,086	16,896	16,757	18,056	18,610	18,281	17,121	15,597	17,121	18,921	18,627	20,012	20,739	19,371	19,666	19,493	20,479	20,722	21,276	21,189	23,232	21,656	22,210	20,445	18,662	18,575	19,839	20,877	21,310	21,830	22,418	23,145	23,439	22,712
C000122736
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund Institutional 2 Class ($22,768)
Accumulated Value	10,000	9,081	9,021	9,729	9,839	10,131	9,982	10,534	10,607	10,657	10,333	11,014		11,043	11,300	11,708	11,785	12,041	12,166	12,407	12,471	12,528	13,043	13,451	13,830	13,827	14,621	14,143	14,331	14,203	15,116	15,261	15,615	16,600	16,360	14,383	14,799	13,136	14,501	15,379	15,312	15,904	15,026	15,914	16,223	15,665	15,327	15,486	16,472	16,634	16,591	15,319	13,082	14,895	16,623	16,802	17,745	18,244	18,388	18,466	20,407	21,541	21,915	22,806	21,963	22,710	21,830	23,244	23,507	24,246	22,868	24,735	23,783	23,500	19,784	19,739	19,377	16,654	16,038	14,812	17,076	16,589	15,016	16,023	16,479	15,551	17,092	17,060	17,123	16,935	16,793	18,098	18,648	18,318	17,155	15,629	17,155	18,963	18,680	20,064	20,803	19,419	19,718	19,545	20,520	20,787	21,337	21,243	23,287	21,715	22,281	20,504	18,711	18,633	19,891	20,928	21,369	21,903	22,469	23,208	23,507	22,768
C000122737
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund Institutional 3 Class ($22,876)
Accumulated Value	10,000	9,085	9,020	9,730	9,840	10,135	9,982	10,538	10,610	10,665	10,338	11,015		11,050	11,305	11,712	11,794	12,049	12,173	12,413	12,484	12,548	13,060	13,473	13,850	13,847	14,644	14,169	14,356	14,229	15,135	15,285	15,637	16,632	16,395	14,414	14,827	13,157	14,531	15,412	15,346	15,942	15,061	15,952	16,258	15,706	15,360	15,528	16,505	16,676	16,633	15,362	13,124	14,931	16,676	16,853	17,798	18,303	18,435	18,523	20,468	21,602	21,983	22,878	22,031	22,782	21,900	23,318	23,590	24,334	22,958	24,818	23,863	23,581	19,854	19,810	19,438	16,721	16,097	14,873	17,137	16,657	15,075	16,083	16,533	15,617	17,168	17,122	17,199	16,998	16,858	18,161	18,704	18,394	17,215	15,680	17,230	19,045	18,750	20,131	20,875	19,495	19,789	19,619	20,611	20,859	21,418	21,340	23,387	21,806	22,364	20,596	18,797	18,719	19,975	21,015	21,464	21,992	22,581	23,325	23,620	22,876
C000024957
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund Institutional Class ($22,695)
Accumulated Value	10,000	9,080	9,018	9,731	9,835	10,129	9,982	10,536	10,599	10,657	10,328	11,009		11,039	11,298	11,703	11,782	12,035	12,165	12,401	12,469	12,528	13,036	13,447	13,827	13,825	14,615	14,139	14,319	14,202	15,100	15,250	15,605	16,596	16,353	14,371	14,792	13,121	14,486	15,365	15,295	15,891	15,022	15,902	16,208	15,659	15,310	15,479	16,451	16,612	16,578	15,312	13,075	14,871	16,612	16,780	17,729	18,227	18,357	18,440	20,385	21,514	21,877	22,771	21,929	22,681	21,799	23,209	23,466	24,209	22,844	24,696	23,736	23,448	19,754	19,705	19,342	16,621	16,011	14,784	17,052	16,567	14,992	15,996	16,446	15,528	17,069	17,034	17,086	16,896	16,757	18,056	18,610	18,281	17,121	15,597	17,121	18,921	18,627	20,012	20,739	19,371	19,666	19,493	20,479	20,722	21,276	21,189	23,232	21,656	22,210	20,445	18,662	18,575	19,839	20,860	21,310	21,830	22,418	23,145	23,439	22,695
C000024958
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Acorn International<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Class A (including sales charges) ($14,297)
Accumulated Value	9,426	8,929	8,830	9,431	9,477	9,506	9,292	9,737	9,805	10,052	9,569	9,132		9,190	9,572	9,777	10,077	10,528	10,927	10,883	11,171	11,156	11,407	11,633	11,869	12,122	12,763	12,265	12,380	12,378	12,351	12,115	12,271	12,171	12,069	10,764	10,785	10,167	11,026	11,360	11,433	11,888	11,377	12,035	11,804	11,609	11,653	12,252	12,652	13,173	12,733	11,690	9,413	10,542	11,613	11,971	12,612	13,232	13,265	12,863	14,043	15,106	15,150	15,084	15,084	16,057	16,321	16,352	16,810	17,200	16,415	17,005	16,311	17,015	14,698	14,026	13,800	12,416	12,206	10,871	11,922	11,088	9,647	10,164	11,584	11,262	12,428	12,138	12,513	12,645	12,370	12,766	13,077	12,534	11,679	11,051	12,428	13,436	12,835	13,183	13,531	12,850	13,647	13,589	13,867	14,354	14,638	13,359	13,337	12,752	13,463	13,190	12,563	13,486	14,250	14,929	14,371	14,535	14,656	14,474	14,207	14,297
C000251060
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Acorn International<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Class S ($15,549)
Accumulated Value	10,000	9,476	9,371	10,013	10,061	10,095	9,871	10,347	10,419	10,684	10,172	9,712		9,772	10,181	10,401	10,723	11,204	11,631	11,587	11,895	11,882	12,151	12,394	12,650	12,922	13,608	13,081	13,205	13,203	13,180	12,931	13,101	12,997	12,888	11,499	11,522	10,865	11,785	12,142	12,223	12,713	12,168	12,877	12,630	12,427	12,474	13,120	13,551	14,112	13,647	12,530	10,091	11,302	12,452	12,844	13,533	14,201	14,240	13,811	15,081	16,227	16,275	16,209	16,209	17,263	17,546	17,586	18,077	18,505	17,664	18,301	17,557	18,319	15,831	15,110	14,873	13,381	13,156	11,717	12,856	11,955	10,403	10,969	12,499	12,159	13,417	13,105	13,513	13,660	13,366	13,796	14,136	13,553	12,629	11,955	13,451	14,539	13,893	14,272	14,652	13,921	14,782	14,724	15,024	15,559	15,870	14,483	14,465	13,838	14,611	14,317	13,641	14,643	15,479	16,211	15,616	15,792	15,930	15,733	15,445	15,549
C000097733
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Acorn International<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Institutional 2 Class ($15,632)
Accumulated Value	10,000	9,476	9,373	10,015	10,064	10,097	9,874	10,350	10,425	10,690	10,177	9,714		9,777	10,187	10,407	10,728	11,211	11,638	11,594	11,902	11,892	12,161	12,404	12,661	12,932	13,622	13,094	13,221	13,219	13,196	12,947	13,117	13,013	12,907	11,516	11,541	10,882	11,805	12,163	12,244	12,735	12,192	12,900	12,656	12,452	12,499	13,147	13,579	14,141	13,674	12,554	10,112	11,327	12,480	12,873	13,565	14,239	14,274	13,848	15,122	16,271	16,319	16,257	16,257	17,315	17,598	17,640	18,137	18,562	17,723	18,362	17,615	18,382	15,883	15,164	14,921	13,428	13,207	11,762	12,906	12,001	10,442	11,011	12,548	12,206	13,470	13,162	13,566	13,714	13,424	13,856	14,198	13,612	12,684	12,007	13,509	14,602	13,953	14,334	14,716	13,982	14,852	14,792	15,099	15,636	15,943	14,555	14,538	13,903	14,679	14,391	13,710	14,718	15,559	16,295	15,696	15,874	16,019	15,821	15,532	15,632
C000122739
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Acorn International<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Institutional 3 Class ($15,703)
Accumulated Value	10,000	9,477	9,373	10,015	10,066	10,101	9,877	10,352	10,429	10,692	10,181	9,719		9,781	10,193	10,414	10,736	11,217	11,647	11,603	11,911	11,901	12,171	12,417	12,674	12,946	13,635	13,109	13,236	13,236	13,214	12,963	13,134	13,032	12,923	11,532	11,557	10,899	11,823	12,185	12,265	12,758	12,214	12,925	12,681	12,475	12,521	13,174	13,609	14,172	13,702	12,582	10,133	11,352	12,508	12,906	13,598	14,273	14,312	13,882	15,159	16,312	16,359	16,298	16,298	17,357	17,646	17,688	18,184	18,613	17,770	18,410	17,664	18,433	15,926	15,207	14,967	13,469	13,245	11,800	12,943	12,041	10,477	11,043	12,590	12,243	13,515	13,201	13,610	13,762	13,470	13,902	14,244	13,661	12,730	12,052	13,554	14,659	14,008	14,390	14,776	14,036	14,911	14,849	15,158	15,698	16,013	14,617	14,593	13,963	14,739	14,449	13,767	14,784	15,623	16,367	15,765	15,946	16,088	15,888	15,603	15,703
C000024961
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Acorn International<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Institutional Class ($15,549)
Accumulated Value	10,000	9,476	9,371	10,013	10,061	10,095	9,871	10,347	10,419	10,684	10,172	9,712		9,772	10,181	10,401	10,723	11,204	11,631	11,587	11,895	11,882	12,151	12,394	12,650	12,922	13,608	13,081	13,205	13,203	13,180	12,931	13,101	12,997	12,888	11,499	11,522	10,865	11,785	12,142	12,223	12,713	12,168	12,877	12,630	12,427	12,474	13,120	13,551	14,112	13,647	12,530	10,091	11,302	12,452	12,844	13,533	14,201	14,240	13,811	15,081	16,227	16,275	16,209	16,209	17,263	17,546	17,586	18,077	18,505	17,664	18,301	17,557	18,319	15,831	15,110	14,873	13,381	13,156	11,717	12,856	11,955	10,403	10,969	12,499	12,159	13,417	13,105	13,513	13,660	13,366	13,796	14,136	13,553	12,629	11,955	13,451	14,539	13,893	14,272	14,652	13,921	14,782	14,724	15,024	15,559	15,870	14,483	14,465	13,838	14,604	14,317	13,641	14,643	15,479	16,211	15,616	15,792	15,930	15,733	15,445	15,549
C000024970
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Acorn International Select℠ Class A (including sales charges) ($17,573)
Accumulated Value	9,426	8,953	8,767	9,236	9,280	9,337	9,249	9,673	9,881	10,239	9,730	9,328		9,511	10,009	10,227	10,557	11,065	11,385	11,425	11,893	11,897	12,053	12,454	12,699	12,868	13,447	12,922	12,930	12,913	13,055	13,100	13,407	13,411	13,394	12,053	11,915	11,265	12,259	12,639	13,019	13,682	12,980	13,880	13,540	13,443	13,452	13,982	14,434	15,024	14,756	13,662	11,165	12,411	13,673	14,079	14,965	15,698	15,682	15,218	16,674	17,760	17,428	17,101	17,059	18,441	18,568	18,518	19,122	19,768	18,873	19,800	19,127	19,623	16,821	16,317	15,962	14,229	14,207	12,535	13,920	12,678	10,833	11,385	12,977	12,403	13,725	13,322	13,759	13,892	13,713	14,041	14,127	13,501	12,466	11,856	13,702	14,651	14,162	14,576	15,134	14,587	15,421	15,250	15,523	16,010	16,045	14,931	15,245	14,607	15,332	15,477	14,891	15,569	16,132	16,724	16,164	16,581	17,284	17,397	17,194	17,573
C000251061
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Acorn International Select℠ Class S ($19,125)
Accumulated Value	10,000	9,504	9,310	9,810	9,856	9,926	9,829	10,283	10,505	10,890	10,352	9,926		10,118	10,657	10,891	11,242	11,781	12,127	12,174	12,675	12,680	12,848	13,284	13,546	13,731	14,351	13,792	13,801	13,783	13,942	13,989	14,327	14,332	14,313	12,881	12,740	12,045	13,118	13,523	13,932	14,646	13,897	14,862	14,503	14,401	14,411	14,985	15,472	16,105	15,828	14,656	11,979	13,317	14,672	15,112	16,065	16,856	16,840	16,349	17,915	19,085	18,734	18,389	18,350	19,832	19,977	19,928	20,584	21,279	20,326	21,330	20,601	21,145	18,133	17,587	17,205	15,344	15,326	13,518	15,023	13,683	11,697	12,294	14,018	13,396	14,828	14,395	14,871	15,017	14,828	15,187	15,285	14,602	13,494	12,836	14,834	15,864	15,334	15,796	16,400	15,809	16,716	16,534	16,830	17,366	17,409	16,208	16,547	15,857	16,645	16,811	16,177	16,916	17,532	18,177	17,575	18,031	18,798	18,931	18,709	19,125
C000122746
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Acorn International Select℠ Institutional 2 Class ($19,312)
Accumulated Value	10,000	9,498	9,309	9,811	9,857	9,926	9,830	10,285	10,506	10,893	10,355	9,931		10,125	10,661	10,898	11,247	11,791	12,136	12,187	12,685	12,694	12,861	13,294	13,559	13,742	14,368	13,808	13,817	13,803	13,966	14,013	14,349	14,354	14,340	12,907	12,762	12,071	13,142	13,554	13,962	14,681	13,932	14,899	14,537	14,435	14,451	15,022	15,516	16,154	15,872	14,701	12,021	13,358	14,723	15,166	16,125	16,917	16,906	16,413	17,987	19,162	18,813	18,464	18,425	19,922	20,066	20,020	20,679	21,382	20,416	21,426	20,701	21,245	18,221	17,678	17,297	15,426	15,409	13,591	15,101	13,760	11,759	12,366	14,100	13,475	14,913	14,482	14,961	15,107	14,925	15,283	15,386	14,700	13,585	12,924	14,937	15,974	15,446	15,907	16,520	15,932	16,847	16,665	16,965	17,505	17,548	16,340	16,683	15,996	16,787	16,959	16,315	17,070	17,689	18,343	17,737	18,198	18,975	19,114	18,893	19,312
C000122747
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Acorn International Select℠ Institutional 3 Class ($19,401)
Accumulated Value	10,000	9,498	9,304	9,811	9,857	9,926	9,830	10,286	10,511	10,894	10,355	9,936		10,129	10,665	10,902	11,256	11,797	12,142	12,193	12,691	12,701	12,873	13,306	13,572	13,756	14,378	13,822	13,831	13,817	13,981	14,028	14,364	14,374	14,360	12,924	12,779	12,087	13,165	13,573	13,986	14,701	13,955	14,926	14,563	14,461	14,476	15,054	15,544	16,185	15,902	14,728	12,042	13,388	14,756	15,194	16,156	16,951	16,940	16,445	18,023	19,207	18,857	18,507	18,468	19,968	20,113	20,068	20,728	21,433	20,471	21,483	20,756	21,306	18,273	17,721	17,346	15,468	15,450	13,632	15,147	13,796	11,794	12,403	14,143	13,516	14,965	14,533	15,007	15,160	14,971	15,336	15,439	14,752	13,632	12,969	14,989	16,036	15,506	15,969	16,584	15,993	16,912	16,730	17,032	17,574	17,617	16,404	16,755	16,059	16,859	17,026	16,385	17,143	17,765	18,423	17,814	18,284	19,064	19,197	18,981	19,401
C000024973
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Acorn International Select℠ Institutional Class ($19,125)
Accumulated Value	10,000	9,504	9,310	9,810	9,856	9,926	9,829	10,283	10,505	10,890	10,352	9,926		10,118	10,657	10,891	11,242	11,781	12,127	12,174	12,675	12,680	12,848	13,284	13,546	13,731	14,351	13,792	13,801	13,783	13,942	13,989	14,327	14,332	14,313	12,881	12,740	12,045	13,118	13,523	13,932	14,646	13,897	14,862	14,503	14,401	14,411	14,985	15,472	16,105	15,828	14,656	11,979	13,317	14,672	15,112	16,065	16,856	16,840	16,349	17,915	19,085	18,734	18,389	18,350	19,832	19,977	19,928	20,584	21,279	20,326	21,330	20,601	21,145	18,133	17,587	17,205	15,344	15,326	13,518	15,023	13,683	11,697	12,294	14,018	13,396	14,828	14,395	14,871	15,017	14,828	15,187	15,285	14,602	13,494	12,836	14,834	15,864	15,334	15,796	16,400	15,809	16,716	16,534	16,830	17,366	17,409	16,202	16,547	15,857	16,645	16,811	16,171	16,916	17,532	18,177	17,575	18,031	18,798	18,931	18,709	19,125
C000024974
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Thermostat Fund℠ Class A (including sales charges) ($19,509)
Accumulated Value	9,427	9,289	9,302	9,592	9,677	9,723	9,763	9,884	9,898	9,925	9,851	9,804		9,848	9,895	9,976	9,990	10,057	10,145	10,154	10,223	10,264	10,292	10,326	10,340	10,359	10,366	10,295	10,338	10,288	10,387	10,411	10,468	10,562	10,504	10,318	10,397	10,345	10,704	10,808	10,965	11,025	10,935	11,330	11,405	11,518	11,541	11,654	11,804	11,891	12,033	12,072	12,080	13,126	13,487	13,677	14,139	14,529	14,338	14,171	15,030	15,372	15,313	15,489	15,699	16,119	16,186	16,280	16,416	16,442	16,238	16,289	16,280	16,319	15,944	15,733	15,350	14,736	14,851	14,293	14,864	14,477	13,635	13,848	14,371	14,175	14,767	14,422	14,787	14,866	14,787	15,059	15,168	15,010	14,555	14,248	15,138	15,788	15,799	15,657	15,809	15,364	15,930	16,237	16,593	17,050	17,212	16,847	17,334	17,001	17,220	17,387	17,064	17,335	17,878	18,468	18,625	18,919	19,234	19,433	19,506	19,509
C000024976
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Thermostat Fund℠ Class C (including sales charges) ($19,197)
Accumulated Value	10,000	9,847	9,861	10,160	10,243	10,285	10,320	10,440	10,454	10,468	10,383	10,334		10,369	10,419	10,490	10,497	10,561	10,646	10,649	10,721	10,757	10,778	10,807	10,814	10,833	10,826	10,745	10,782	10,723	10,826	10,836	10,896	10,985	10,918	10,717	10,791	10,738	11,099	11,192	11,353	11,415	11,315	11,714	11,783	11,884	11,907	12,016	12,163	12,244	12,380	12,421	12,412	13,482	13,843	14,030	14,493	14,884	14,680	14,501	15,371	15,706	15,637	15,816	16,012	16,439	16,490	16,577	16,706	16,723	16,499	16,542	16,525	16,554	16,158	15,935	15,539	14,912	15,018	14,447	15,012	14,613	13,755	13,959	14,476	14,277	14,859	14,504	14,859	14,928	14,849	15,101	15,209	15,032	14,568	14,261	15,140	15,778	15,768	15,618	15,768	15,307	15,868	16,163	16,516	16,949	17,110	16,727	17,201	16,861	17,066	17,220	16,891	17,148	17,683	18,242	18,387	18,666	18,966	19,152	19,213	19,197
C000251062
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Thermostat Fund℠ Class S ($21,218)
Accumulated Value	10,000	9,858	9,873	10,184	10,276	10,326	10,369	10,499	10,521	10,550	10,470	10,427		10,472	10,530	10,610	10,632	10,705	10,799	10,809	10,890	10,935	10,965	11,002	11,017	11,050	11,050	10,981	11,027	10,973	11,088	11,114	11,176	11,277	11,223	11,029	11,106	11,063	11,444	11,550	11,728	11,801	11,704	12,124	12,214	12,328	12,361	12,483	12,647	12,739	12,893	12,944	12,953	14,074	14,468	14,675	15,169	15,593	15,394	15,212	16,139	16,514	16,449	16,651	16,871	17,330	17,403	17,515	17,664	17,692	17,469	17,534	17,524	17,573	17,173	16,952	16,541	15,888	16,015	15,413	16,030	15,626	14,711	14,935	15,509	15,302	15,954	15,574	15,976	16,063	15,987	16,275	16,406	16,232	15,742	15,415	16,384	17,086	17,097	16,952	17,120	16,639	17,254	17,593	17,985	18,479	18,669	18,277	18,804	18,448	18,691	18,864	18,529	18,829	19,419	20,060	20,235	20,560	20,909	21,130	21,211	21,218
C000122750
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Thermostat Fund℠ Institutional 2 Class ($21,308)
Accumulated Value	10,000	9,859	9,873	10,190	10,282	10,331	10,374	10,503	10,525	10,554	10,474	10,431		10,477	10,535	10,615	10,636	10,709	10,803	10,812	10,894	10,938	10,975	11,004	11,026	11,054	11,062	10,986	11,031	10,978	11,100	11,118	11,180	11,288	11,226	11,033	11,118	11,072	11,451	11,564	11,741	11,813	11,717	12,143	12,224	12,346	12,378	12,500	12,662	12,760	12,913	12,965	12,973	14,097	14,488	14,703	15,193	15,624	15,417	15,237	16,167	16,536	16,481	16,682	16,910	17,365	17,438	17,550	17,697	17,725	17,513	17,568	17,568	17,616	17,208	16,988	16,580	15,921	16,047	15,449	16,072	15,660	14,752	14,974	15,555	15,347	15,995	15,617	16,017	16,103	16,027	16,325	16,455	16,282	15,784	15,471	16,433	17,137	17,148	17,004	17,182	16,693	17,315	17,652	18,053	18,544	18,733	18,343	18,867	18,510	18,752	18,936	18,602	18,901	19,499	20,136	20,309	20,644	20,991	21,211	21,303	21,308
C000122751
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Thermostat Fund℠ Institutional 3 Class ($21,399)
Accumulated Value	10,000	9,859	9,873	10,190	10,282	10,331	10,374	10,504	10,526	10,554	10,475	10,432		10,476	10,534	10,621	10,635	10,715	10,809	10,819	10,900	10,945	10,982	11,019	11,033	11,067	11,067	10,998	11,044	10,991	11,113	11,131	11,200	11,301	11,247	11,053	11,131	11,091	11,470	11,584	11,753	11,826	11,737	12,165	12,246	12,368	12,401	12,523	12,686	12,780	12,943	12,985	12,994	14,130	14,523	14,730	15,231	15,655	15,456	15,274	16,208	16,576	16,521	16,722	16,951	17,408	17,482	17,594	17,742	17,770	17,556	17,612	17,612	17,656	17,257	17,036	16,626	15,964	16,101	15,490	16,116	15,702	14,800	15,023	15,596	15,393	16,045	15,665	16,066	16,153	16,088	16,377	16,507	16,333	15,844	15,518	16,485	17,199	17,211	17,065	17,244	16,753	17,378	17,717	18,121	18,614	18,804	18,412	18,939	18,576	18,830	19,015	18,668	18,969	19,571	20,223	20,398	20,723	21,083	21,304	21,386	21,399
C000024977
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Thermostat Fund℠ Institutional Class ($21,218)
Accumulated Value	10,000	9,858	9,873	10,184	10,276	10,326	10,369	10,499	10,521	10,550	10,470	10,427		10,472	10,530	10,610	10,632	10,705	10,799	10,809	10,890	10,935	10,965	11,002	11,017	11,050	11,050	10,981	11,027	10,973	11,088	11,114	11,176	11,277	11,223	11,029	11,106	11,063	11,444	11,550	11,728	11,801	11,704	12,124	12,214	12,328	12,361	12,483	12,647	12,739	12,893	12,944	12,953	14,074	14,468	14,675	15,169	15,593	15,394	15,212	16,139	16,514	16,449	16,651	16,871	17,330	17,403	17,515	17,664	17,692	17,469	17,534	17,524	17,573	17,173	16,952	16,541	15,888	16,015	15,413	16,030	15,626	14,711	14,935	15,509	15,302	15,954	15,574	15,976	16,063	15,987	16,275	16,406	16,232	15,742	15,415	16,384	17,086	17,097	16,952	17,120	16,639	17,254	17,593	17,985	18,479	18,669	18,277	18,804	18,448	18,691	18,864	18,529	18,829	19,419	20,060	20,235	20,560	20,909	21,130	21,211	21,218
Columbia Threadneedle: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI ex USA Index (Net) ($22,432)
Accumulated Value	10,000	9,320	9,213	9,962	10,225	10,052	9,898	10,388	10,453	10,582	10,430	10,189		10,450	10,820	10,992	11,271	11,512	11,886	11,923	12,362	12,427	12,657	12,896	13,000	13,291	14,031	13,370	13,134	13,343	13,035	12,790	13,096	12,822	12,881	11,833	11,945	11,404	12,266	12,506	12,580	12,912	12,219	12,955	12,798	12,403	12,722	13,166	13,282	13,857	13,485	12,419	10,621	11,426	11,800	12,333	12,883	13,434	13,104	12,822	14,547	15,333	15,367	15,671	15,869	16,336	16,847	16,738	16,462	16,775	16,238	16,626	15,877	16,533	15,924	15,609	15,634	14,652	14,757	13,488	13,949	13,501	12,152	12,515	13,992	13,887	15,014	14,487	14,841	15,099	14,550	15,203	15,821	15,106	14,629	14,025	15,288	16,056	15,897	16,299	16,808	16,507	16,986	16,970	17,363	17,857	18,338	17,438	17,280	16,945	17,627	17,872	17,831	18,475	19,322	19,977	19,920	20,611	21,354	21,785	21,780	22,432
Columbia Threadneedle: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI ex USA Index (Net) ($22,432)
Accumulated Value	10,000	9,320	9,213	9,962	10,225	10,052	9,898	10,388	10,453	10,582	10,430	10,189		10,450	10,820	10,992	11,271	11,512	11,886	11,923	12,362	12,427	12,657	12,896	13,000	13,291	14,031	13,370	13,134	13,343	13,035	12,790	13,096	12,822	12,881	11,833	11,945	11,404	12,266	12,506	12,580	12,912	12,219	12,955	12,798	12,403	12,722	13,166	13,282	13,857	13,485	12,419	10,621	11,426	11,800	12,333	12,883	13,434	13,104	12,822	14,547	15,333	15,367	15,671	15,869	16,336	16,847	16,738	16,462	16,775	16,238	16,626	15,877	16,533	15,924	15,609	15,634	14,652	14,757	13,488	13,949	13,501	12,152	12,515	13,992	13,887	15,014	14,487	14,841	15,099	14,550	15,203	15,821	15,106	14,629	14,025	15,288	16,056	15,897	16,299	16,808	16,507	16,986	16,970	17,363	17,857	18,338	17,438	17,280	16,945	17,627	17,872	17,831	18,475	19,322	19,977	19,920	20,611	21,354	21,785	21,780	22,432
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Columbia Threadneedle: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index (Net) ($21,959)
Accumulated Value	10,000	9,277	9,107	9,699	9,980	9,890	9,558	10,042	10,049	10,173	9,965	9,766		10,100	10,393	10,542	10,832	11,107	11,515	11,495	11,826	11,822	12,116	12,300	12,429	12,628	13,262	12,663	12,435	12,719	12,433	12,281	12,584	12,341	12,448	11,457	11,442	10,887	11,602	11,898	11,973	12,310	11,719	12,414	12,256	11,939	12,281	12,722	12,866	13,284	13,006	11,831	10,252	10,914	11,389	11,777	12,051	12,671	12,342	11,849	13,686	14,322	14,169	14,487	14,820	15,266	15,764	15,587	15,704	15,981	15,517	15,899	15,159	15,935	15,165	14,897	14,993	14,023	14,128	12,817	13,456	12,817	11,618	12,242	13,621	13,632	14,736	14,429	14,786	15,204	14,560	15,223	15,715	15,113	14,597	14,005	15,305	16,118	16,211	16,508	17,051	16,614	17,258	16,979	17,477	18,046	18,212	17,222	17,124	16,735	17,614	17,956	17,883	18,702	19,558	19,989	19,708	20,549	20,942	21,188	21,320	21,959
Columbia Threadneedle: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index (Net) ($21,959)
Accumulated Value	10,000	9,277	9,107	9,699	9,980	9,890	9,558	10,042	10,049	10,173	9,965	9,766		10,100	10,393	10,542	10,832	11,107	11,515	11,495	11,826	11,822	12,116	12,300	12,429	12,628	13,262	12,663	12,435	12,719	12,433	12,281	12,584	12,341	12,448	11,457	11,442	10,887	11,602	11,898	11,973	12,310	11,719	12,414	12,256	11,939	12,281	12,722	12,866	13,284	13,006	11,831	10,252	10,914	11,389	11,777	12,051	12,671	12,342	11,849	13,686	14,322	14,169	14,487	14,820	15,266	15,764	15,587	15,704	15,981	15,517	15,899	15,159	15,935	15,165	14,897	14,993	14,023	14,128	12,817	13,456	12,817	11,618	12,242	13,621	13,632	14,736	14,429	14,786	15,204	14,560	15,223	15,715	15,113	14,597	14,005	15,305	16,118	16,211	16,508	17,051	16,614	17,258	16,979	17,477	18,046	18,212	17,222	17,124	16,735	17,614	17,956	17,883	18,702	19,558	19,989	19,708	20,549	20,942	21,188	21,320	21,959
Columbia Threadneedle: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index (Net) ($21,959)
Accumulated Value	10,000	9,277	9,107	9,699	9,980	9,890	9,558	10,042	10,049	10,173	9,965	9,766		10,100	10,393	10,542	10,832	11,107	11,515	11,495	11,826	11,822	12,116	12,300	12,429	12,628	13,262	12,663	12,435	12,719	12,433	12,281	12,584	12,341	12,448	11,457	11,442	10,887	11,602	11,898	11,973	12,310	11,719	12,414	12,256	11,939	12,281	12,722	12,866	13,284	13,006	11,831	10,252	10,914	11,389	11,777	12,051	12,671	12,342	11,849	13,686	14,322	14,169	14,487	14,820	15,266	15,764	15,587	15,704	15,981	15,517	15,899	15,159	15,935	15,165	14,897	14,993	14,023	14,128	12,817	13,456	12,817	11,618	12,242	13,621	13,632	14,736	14,429	14,786	15,204	14,560	15,223	15,715	15,113	14,597	14,005	15,305	16,118	16,211	16,508	17,051	16,614	17,258	16,979	17,477	18,046	18,212	17,222	17,124	16,735	17,614	17,956	17,883	18,702	19,558	19,989	19,708	20,549	20,942	21,188	21,320	21,959
Columbia Threadneedle: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index (Net) ($21,959)
Accumulated Value	10,000	9,277	9,107	9,699	9,980	9,890	9,558	10,042	10,049	10,173	9,965	9,766		10,100	10,393	10,542	10,832	11,107	11,515	11,495	11,826	11,822	12,116	12,300	12,429	12,628	13,262	12,663	12,435	12,719	12,433	12,281	12,584	12,341	12,448	11,457	11,442	10,887	11,602	11,898	11,973	12,310	11,719	12,414	12,256	11,939	12,281	12,722	12,866	13,284	13,006	11,831	10,252	10,914	11,389	11,777	12,051	12,671	12,342	11,849	13,686	14,322	14,169	14,487	14,820	15,266	15,764	15,587	15,704	15,981	15,517	15,899	15,159	15,935	15,165	14,897	14,993	14,023	14,128	12,817	13,456	12,817	11,618	12,242	13,621	13,632	14,736	14,429	14,786	15,204	14,560	15,223	15,715	15,113	14,597	14,005	15,305	16,118	16,211	16,508	17,051	16,614	17,258	16,979	17,477	18,046	18,212	17,222	17,124	16,735	17,614	17,956	17,883	18,702	19,558	19,989	19,708	20,549	20,942	21,188	21,320	21,959
Columbia Threadneedle: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index (Net) ($21,959)
Accumulated Value	10,000	9,277	9,107	9,699	9,980	9,890	9,558	10,042	10,049	10,173	9,965	9,766		10,100	10,393	10,542	10,832	11,107	11,515	11,495	11,826	11,822	12,116	12,300	12,429	12,628	13,262	12,663	12,435	12,719	12,433	12,281	12,584	12,341	12,448	11,457	11,442	10,887	11,602	11,898	11,973	12,310	11,719	12,414	12,256	11,939	12,281	12,722	12,866	13,284	13,006	11,831	10,252	10,914	11,389	11,777	12,051	12,671	12,342	11,849	13,686	14,322	14,169	14,487	14,820	15,266	15,764	15,587	15,704	15,981	15,517	15,899	15,159	15,935	15,165	14,897	14,993	14,023	14,128	12,817	13,456	12,817	11,618	12,242	13,621	13,632	14,736	14,429	14,786	15,204	14,560	15,223	15,715	15,113	14,597	14,005	15,305	16,118	16,211	16,508	17,051	16,614	17,258	16,979	17,477	18,046	18,212	17,222	17,124	16,735	17,614	17,956	17,883	18,702	19,558	19,989	19,708	20,549	20,942	21,188	21,320	21,959
Columbia Threadneedle: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index (Net) ($21,959)
Accumulated Value	10,000	9,277	9,107	9,699	9,980	9,890	9,558	10,042	10,049	10,173	9,965	9,766		10,100	10,393	10,542	10,832	11,107	11,515	11,495	11,826	11,822	12,116	12,300	12,429	12,628	13,262	12,663	12,435	12,719	12,433	12,281	12,584	12,341	12,448	11,457	11,442	10,887	11,602	11,898	11,973	12,310	11,719	12,414	12,256	11,939	12,281	12,722	12,866	13,284	13,006	11,831	10,252	10,914	11,389	11,777	12,051	12,671	12,342	11,849	13,686	14,322	14,169	14,487	14,820	15,266	15,764	15,587	15,704	15,981	15,517	15,899	15,159	15,935	15,165	14,897	14,993	14,023	14,128	12,817	13,456	12,817	11,618	12,242	13,621	13,632	14,736	14,429	14,786	15,204	14,560	15,223	15,715	15,113	14,597	14,005	15,305	16,118	16,211	16,508	17,051	16,614	17,258	16,979	17,477	18,046	18,212	17,222	17,124	16,735	17,614	17,956	17,883	18,702	19,558	19,989	19,708	20,549	20,942	21,188	21,320	21,959
Columbia Threadneedle: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index (Net) ($21,959)
Accumulated Value	10,000	9,277	9,107	9,699	9,980	9,890	9,558	10,042	10,049	10,173	9,965	9,766		10,100	10,393	10,542	10,832	11,107	11,515	11,495	11,826	11,822	12,116	12,300	12,429	12,628	13,262	12,663	12,435	12,719	12,433	12,281	12,584	12,341	12,448	11,457	11,442	10,887	11,602	11,898	11,973	12,310	11,719	12,414	12,256	11,939	12,281	12,722	12,866	13,284	13,006	11,831	10,252	10,914	11,389	11,777	12,051	12,671	12,342	11,849	13,686	14,322	14,169	14,487	14,820	15,266	15,764	15,587	15,704	15,981	15,517	15,899	15,159	15,935	15,165	14,897	14,993	14,023	14,128	12,817	13,456	12,817	11,618	12,242	13,621	13,632	14,736	14,429	14,786	15,204	14,560	15,223	15,715	15,113	14,597	14,005	15,305	16,118	16,211	16,508	17,051	16,614	17,258	16,979	17,477	18,046	18,212	17,222	17,124	16,735	17,614	17,956	17,883	18,702	19,558	19,989	19,708	20,549	20,942	21,188	21,320	21,959
Columbia Threadneedle: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index (Net) ($21,959)
Accumulated Value	10,000	9,277	9,107	9,699	9,980	9,890	9,558	10,042	10,049	10,173	9,965	9,766		10,100	10,393	10,542	10,832	11,107	11,515	11,495	11,826	11,822	12,116	12,300	12,429	12,628	13,262	12,663	12,435	12,719	12,433	12,281	12,584	12,341	12,448	11,457	11,442	10,887	11,602	11,898	11,973	12,310	11,719	12,414	12,256	11,939	12,281	12,722	12,866	13,284	13,006	11,831	10,252	10,914	11,389	11,777	12,051	12,671	12,342	11,849	13,686	14,322	14,169	14,487	14,820	15,266	15,764	15,587	15,704	15,981	15,517	15,899	15,159	15,935	15,165	14,897	14,993	14,023	14,128	12,817	13,456	12,817	11,618	12,242	13,621	13,632	14,736	14,429	14,786	15,204	14,560	15,223	15,715	15,113	14,597	14,005	15,305	16,118	16,211	16,508	17,051	16,614	17,258	16,979	17,477	18,046	18,212	17,222	17,124	16,735	17,614	17,956	17,883	18,702	19,558	19,989	19,708	20,549	20,942	21,188	21,320	21,959
Columbia Threadneedle: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index (Net) ($21,959)
Accumulated Value	10,000	9,277	9,107	9,699	9,980	9,890	9,558	10,042	10,049	10,173	9,965	9,766		10,100	10,393	10,542	10,832	11,107	11,515	11,495	11,826	11,822	12,116	12,300	12,429	12,628	13,262	12,663	12,435	12,719	12,433	12,281	12,584	12,341	12,448	11,457	11,442	10,887	11,602	11,898	11,973	12,310	11,719	12,414	12,256	11,939	12,281	12,722	12,866	13,284	13,006	11,831	10,252	10,914	11,389	11,777	12,051	12,671	12,342	11,849	13,686	14,322	14,169	14,487	14,820	15,266	15,764	15,587	15,704	15,981	15,517	15,899	15,159	15,935	15,165	14,897	14,993	14,023	14,128	12,817	13,456	12,817	11,618	12,242	13,621	13,632	14,736	14,429	14,786	15,204	14,560	15,223	15,715	15,113	14,597	14,005	15,305	16,118	16,211	16,508	17,051	16,614	17,258	16,979	17,477	18,046	18,212	17,222	17,124	16,735	17,614	17,956	17,883	18,702	19,558	19,989	19,708	20,549	20,942	21,188	21,320	21,959
Columbia Threadneedle: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index (Net) ($21,959)
Accumulated Value	10,000	9,277	9,107	9,699	9,980	9,890	9,558	10,042	10,049	10,173	9,965	9,766		10,100	10,393	10,542	10,832	11,107	11,515	11,495	11,826	11,822	12,116	12,300	12,429	12,628	13,262	12,663	12,435	12,719	12,433	12,281	12,584	12,341	12,448	11,457	11,442	10,887	11,602	11,898	11,973	12,310	11,719	12,414	12,256	11,939	12,281	12,722	12,866	13,284	13,006	11,831	10,252	10,914	11,389	11,777	12,051	12,671	12,342	11,849	13,686	14,322	14,169	14,487	14,820	15,266	15,764	15,587	15,704	15,981	15,517	15,899	15,159	15,935	15,165	14,897	14,993	14,023	14,128	12,817	13,456	12,817	11,618	12,242	13,621	13,632	14,736	14,429	14,786	15,204	14,560	15,223	15,715	15,113	14,597	14,005	15,305	16,118	16,211	16,508	17,051	16,614	17,258	16,979	17,477	18,046	18,212	17,222	17,124	16,735	17,614	17,956	17,883	18,702	19,558	19,989	19,708	20,549	20,942	21,188	21,320	21,959
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,199)
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,199)
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,199)
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,199)
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,199)
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,199)
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Columbia Threadneedle: MSCI AC Europe Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI AC Europe Small Cap Index (Net) ($20,167)
Accumulated Value	10,000	9,150	9,143	9,913	10,044	10,157	9,248	9,819	9,938	10,130	9,643	9,437		9,843	10,182	10,338	10,681	11,396	11,887	11,773	12,303	12,338	12,805	12,876	12,923	13,337	14,109	13,416	13,293	13,577	13,320	13,165	13,365	13,195	12,932	11,664	11,274	10,657	11,658	11,963	11,942	12,465	11,684	12,298	12,017	11,678	11,964	12,538	12,960	13,751	13,355	12,152	9,557	10,628	11,352	11,631	12,369	13,201	12,864	12,202	14,456	15,690	15,660	16,261	16,526	17,557	18,198	17,548	18,180	18,739	17,582	18,186	17,091	18,003	16,586	15,901	15,841	14,758	14,732	12,701	13,587	12,505	10,867	11,752	13,050	13,217	14,412	14,467	14,190	14,648	13,808	14,239	14,925	14,311	13,551	12,741	14,281	15,403	15,059	15,048	15,603	15,356	16,468	15,750	16,542	16,825	17,032	15,825	15,625	15,297	15,953	16,042	16,172	17,276	18,430	19,246	19,009	19,333	19,460	19,351	19,446	20,167
Columbia Threadneedle: MSCI AC Europe Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI AC Europe Small Cap Index (Net) ($20,167)
Accumulated Value	10,000	9,150	9,143	9,913	10,044	10,157	9,248	9,819	9,938	10,130	9,643	9,437		9,843	10,182	10,338	10,681	11,396	11,887	11,773	12,303	12,338	12,805	12,876	12,923	13,337	14,109	13,416	13,293	13,577	13,320	13,165	13,365	13,195	12,932	11,664	11,274	10,657	11,658	11,963	11,942	12,465	11,684	12,298	12,017	11,678	11,964	12,538	12,960	13,751	13,355	12,152	9,557	10,628	11,352	11,631	12,369	13,201	12,864	12,202	14,456	15,690	15,660	16,261	16,526	17,557	18,198	17,548	18,180	18,739	17,582	18,186	17,091	18,003	16,586	15,901	15,841	14,758	14,732	12,701	13,587	12,505	10,867	11,752	13,050	13,217	14,412	14,467	14,190	14,648	13,808	14,239	14,925	14,311	13,551	12,741	14,281	15,403	15,059	15,048	15,603	15,356	16,468	15,750	16,542	16,825	17,032	15,825	15,625	15,297	15,953	16,042	16,172	17,276	18,430	19,246	19,009	19,333	19,460	19,351	19,446	20,167
Columbia Threadneedle: Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,272)
Accumulated Value	10,000	9,011	9,038	9,734	9,827	10,071	9,997	10,591	10,664	10,695	10,137	10,876		10,973	11,233	11,573	11,659	11,864	11,869	12,140	12,301	12,325	12,841	13,185	13,619	13,656	14,338	13,868	13,981	13,892	14,631	14,754	15,030	16,046	15,811	13,912	14,175	12,637	14,141	15,073	15,036	15,562	14,528	15,659	15,903	15,451	15,161	15,550	16,609	16,763	16,781	15,643	12,871	14,935	16,494	17,101	18,037	18,849	18,704	18,925	21,682	23,547	24,205	24,965	24,133	24,980	24,286	25,589	25,035	25,662	24,685	25,951	24,614	24,735	21,471	21,536	21,691	19,214	18,748	17,450	19,441	19,072	17,429	18,846	19,406	18,251	20,078	19,761	19,446	19,200	19,179	20,693	21,384	20,514	19,278	17,940	19,530	21,706	21,215	22,935	23,553	21,798	22,682	22,560	23,935	23,749	24,137	24,077	26,942	24,723	25,669	23,960	22,053	21,982	23,422	24,548	25,123	26,442	27,182	27,877	27,498	27,272
Columbia Threadneedle: Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,272)
Accumulated Value	10,000	9,011	9,038	9,734	9,827	10,071	9,997	10,591	10,664	10,695	10,137	10,876		10,973	11,233	11,573	11,659	11,864	11,869	12,140	12,301	12,325	12,841	13,185	13,619	13,656	14,338	13,868	13,981	13,892	14,631	14,754	15,030	16,046	15,811	13,912	14,175	12,637	14,141	15,073	15,036	15,562	14,528	15,659	15,903	15,451	15,161	15,550	16,609	16,763	16,781	15,643	12,871	14,935	16,494	17,101	18,037	18,849	18,704	18,925	21,682	23,547	24,205	24,965	24,133	24,980	24,286	25,589	25,035	25,662	24,685	25,951	24,614	24,735	21,471	21,536	21,691	19,214	18,748	17,450	19,441	19,072	17,429	18,846	19,406	18,251	20,078	19,761	19,446	19,200	19,179	20,693	21,384	20,514	19,278	17,940	19,530	21,706	21,215	22,935	23,553	21,798	22,682	22,560	23,935	23,749	24,137	24,077	26,942	24,723	25,669	23,960	22,053	21,982	23,422	24,548	25,123	26,442	27,182	27,877	27,498	27,272
Columbia Threadneedle: Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,272)
Accumulated Value	10,000	9,011	9,038	9,734	9,827	10,071	9,997	10,591	10,664	10,695	10,137	10,876		10,973	11,233	11,573	11,659	11,864	11,869	12,140	12,301	12,325	12,841	13,185	13,619	13,656	14,338	13,868	13,981	13,892	14,631	14,754	15,030	16,046	15,811	13,912	14,175	12,637	14,141	15,073	15,036	15,562	14,528	15,659	15,903	15,451	15,161	15,550	16,609	16,763	16,781	15,643	12,871	14,935	16,494	17,101	18,037	18,849	18,704	18,925	21,682	23,547	24,205	24,965	24,133	24,980	24,286	25,589	25,035	25,662	24,685	25,951	24,614	24,735	21,471	21,536	21,691	19,214	18,748	17,450	19,441	19,072	17,429	18,846	19,406	18,251	20,078	19,761	19,446	19,200	19,179	20,693	21,384	20,514	19,278	17,940	19,530	21,706	21,215	22,935	23,553	21,798	22,682	22,560	23,935	23,749	24,137	24,077	26,942	24,723	25,669	23,960	22,053	21,982	23,422	24,548	25,123	26,442	27,182	27,877	27,498	27,272
Columbia Threadneedle: Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,272)
Accumulated Value	10,000	9,011	9,038	9,734	9,827	10,071	9,997	10,591	10,664	10,695	10,137	10,876		10,973	11,233	11,573	11,659	11,864	11,869	12,140	12,301	12,325	12,841	13,185	13,619	13,656	14,338	13,868	13,981	13,892	14,631	14,754	15,030	16,046	15,811	13,912	14,175	12,637	14,141	15,073	15,036	15,562	14,528	15,659	15,903	15,451	15,161	15,550	16,609	16,763	16,781	15,643	12,871	14,935	16,494	17,101	18,037	18,849	18,704	18,925	21,682	23,547	24,205	24,965	24,133	24,980	24,286	25,589	25,035	25,662	24,685	25,951	24,614	24,735	21,471	21,536	21,691	19,214	18,748	17,450	19,441	19,072	17,429	18,846	19,406	18,251	20,078	19,761	19,446	19,200	19,179	20,693	21,384	20,514	19,278	17,940	19,530	21,706	21,215	22,935	23,553	21,798	22,682	22,560	23,935	23,749	24,137	24,077	26,942	24,723	25,669	23,960	22,053	21,982	23,422	24,548	25,123	26,442	27,182	27,877	27,498	27,272
Columbia Threadneedle: Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,272)
Accumulated Value	10,000	9,011	9,038	9,734	9,827	10,071	9,997	10,591	10,664	10,695	10,137	10,876		10,973	11,233	11,573	11,659	11,864	11,869	12,140	12,301	12,325	12,841	13,185	13,619	13,656	14,338	13,868	13,981	13,892	14,631	14,754	15,030	16,046	15,811	13,912	14,175	12,637	14,141	15,073	15,036	15,562	14,528	15,659	15,903	15,451	15,161	15,550	16,609	16,763	16,781	15,643	12,871	14,935	16,494	17,101	18,037	18,849	18,704	18,925	21,682	23,547	24,205	24,965	24,133	24,980	24,286	25,589	25,035	25,662	24,685	25,951	24,614	24,735	21,471	21,536	21,691	19,214	18,748	17,450	19,441	19,072	17,429	18,846	19,406	18,251	20,078	19,761	19,446	19,200	19,179	20,693	21,384	20,514	19,278	17,940	19,530	21,706	21,215	22,935	23,553	21,798	22,682	22,560	23,935	23,749	24,137	24,077	26,942	24,723	25,669	23,960	22,053	21,982	23,422	24,548	25,123	26,442	27,182	27,877	27,498	27,272
Columbia Threadneedle: Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($27,272)
Accumulated Value	10,000	9,011	9,038	9,734	9,827	10,071	9,997	10,591	10,664	10,695	10,137	10,876		10,973	11,233	11,573	11,659	11,864	11,869	12,140	12,301	12,325	12,841	13,185	13,619	13,656	14,338	13,868	13,981	13,892	14,631	14,754	15,030	16,046	15,811	13,912	14,175	12,637	14,141	15,073	15,036	15,562	14,528	15,659	15,903	15,451	15,161	15,550	16,609	16,763	16,781	15,643	12,871	14,935	16,494	17,101	18,037	18,849	18,704	18,925	21,682	23,547	24,205	24,965	24,133	24,980	24,286	25,589	25,035	25,662	24,685	25,951	24,614	24,735	21,471	21,536	21,691	19,214	18,748	17,450	19,441	19,072	17,429	18,846	19,406	18,251	20,078	19,761	19,446	19,200	19,179	20,693	21,384	20,514	19,278	17,940	19,530	21,706	21,215	22,935	23,553	21,798	22,682	22,560	23,935	23,749	24,137	24,077	26,942	24,723	25,669	23,960	22,053	21,982	23,422	24,548	25,123	26,442	27,182	27,877	27,498	27,272
Columbia Threadneedle: MSCI EAFE SMID Cap Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
Accumulated Value	10,000	9,249	9,207	9,908	10,071	10,123	9,712	10,271	10,129	10,363	9,941	9,627		9,827	10,233	10,418	10,673	11,103	11,609	11,556	11,921	12,030	12,360	12,653	12,813	13,084	13,775	13,256	13,070	13,192	13,228	13,032	13,180	13,139	13,010	11,634	11,482	10,806	11,619	11,943	12,041	12,469	11,849	12,482	12,440	12,181	12,384	12,896	13,260	13,726	13,497	12,252	10,568	11,675	12,666	12,935	13,555	14,425	14,406	13,944	15,562	16,468	16,344	16,247	16,455	17,236	17,564	17,542	17,884	18,334	17,592	17,957	17,165	17,722	15,608	15,320	15,367	14,053	13,845	12,397	13,366	12,634	11,208	11,694	12,903	12,815	13,846	13,475	13,801	14,045	13,607	13,890	14,414	13,847	13,038	12,208	13,638	14,642	14,421	14,758	15,097	14,427	14,983	14,684	15,280	15,785	16,187	15,121	15,261	14,870	15,482	15,390	15,233	16,204	17,188	17,858	17,648	18,263	18,538	18,478	18,303	18,583
Columbia Threadneedle: MSCI EAFE SMID Cap Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
Accumulated Value	10,000	9,249	9,207	9,908	10,071	10,123	9,712	10,271	10,129	10,363	9,941	9,627		9,827	10,233	10,418	10,673	11,103	11,609	11,556	11,921	12,030	12,360	12,653	12,813	13,084	13,775	13,256	13,070	13,192	13,228	13,032	13,180	13,139	13,010	11,634	11,482	10,806	11,619	11,943	12,041	12,469	11,849	12,482	12,440	12,181	12,384	12,896	13,260	13,726	13,497	12,252	10,568	11,675	12,666	12,935	13,555	14,425	14,406	13,944	15,562	16,468	16,344	16,247	16,455	17,236	17,564	17,542	17,884	18,334	17,592	17,957	17,165	17,722	15,608	15,320	15,367	14,053	13,845	12,397	13,366	12,634	11,208	11,694	12,903	12,815	13,846	13,475	13,801	14,045	13,607	13,890	14,414	13,847	13,038	12,208	13,638	14,642	14,421	14,758	15,097	14,427	14,983	14,684	15,280	15,785	16,187	15,121	15,261	14,870	15,482	15,390	15,233	16,204	17,188	17,858	17,648	18,263	18,538	18,478	18,303	18,583
Columbia Threadneedle: MSCI EAFE SMID Cap Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
Accumulated Value	10,000	9,249	9,207	9,908	10,071	10,123	9,712	10,271	10,129	10,363	9,941	9,627		9,827	10,233	10,418	10,673	11,103	11,609	11,556	11,921	12,030	12,360	12,653	12,813	13,084	13,775	13,256	13,070	13,192	13,228	13,032	13,180	13,139	13,010	11,634	11,482	10,806	11,619	11,943	12,041	12,469	11,849	12,482	12,440	12,181	12,384	12,896	13,260	13,726	13,497	12,252	10,568	11,675	12,666	12,935	13,555	14,425	14,406	13,944	15,562	16,468	16,344	16,247	16,455	17,236	17,564	17,542	17,884	18,334	17,592	17,957	17,165	17,722	15,608	15,320	15,367	14,053	13,845	12,397	13,366	12,634	11,208	11,694	12,903	12,815	13,846	13,475	13,801	14,045	13,607	13,890	14,414	13,847	13,038	12,208	13,638	14,642	14,421	14,758	15,097	14,427	14,983	14,684	15,280	15,785	16,187	15,121	15,261	14,870	15,482	15,390	15,233	16,204	17,188	17,858	17,648	18,263	18,538	18,478	18,303	18,583
Columbia Threadneedle: MSCI EAFE SMID Cap Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
Accumulated Value	10,000	9,249	9,207	9,908	10,071	10,123	9,712	10,271	10,129	10,363	9,941	9,627		9,827	10,233	10,418	10,673	11,103	11,609	11,556	11,921	12,030	12,360	12,653	12,813	13,084	13,775	13,256	13,070	13,192	13,228	13,032	13,180	13,139	13,010	11,634	11,482	10,806	11,619	11,943	12,041	12,469	11,849	12,482	12,440	12,181	12,384	12,896	13,260	13,726	13,497	12,252	10,568	11,675	12,666	12,935	13,555	14,425	14,406	13,944	15,562	16,468	16,344	16,247	16,455	17,236	17,564	17,542	17,884	18,334	17,592	17,957	17,165	17,722	15,608	15,320	15,367	14,053	13,845	12,397	13,366	12,634	11,208	11,694	12,903	12,815	13,846	13,475	13,801	14,045	13,607	13,890	14,414	13,847	13,038	12,208	13,638	14,642	14,421	14,758	15,097	14,427	14,983	14,684	15,280	15,785	16,187	15,121	15,261	14,870	15,482	15,390	15,233	16,204	17,188	17,858	17,648	18,263	18,538	18,478	18,303	18,583
Columbia Threadneedle: MSCI EAFE SMID Cap Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE SMID Cap Growth Index (Net) ($18,583)
Accumulated Value	10,000	9,249	9,207	9,908	10,071	10,123	9,712	10,271	10,129	10,363	9,941	9,627		9,827	10,233	10,418	10,673	11,103	11,609	11,556	11,921	12,030	12,360	12,653	12,813	13,084	13,775	13,256	13,070	13,192	13,228	13,032	13,180	13,139	13,010	11,634	11,482	10,806	11,619	11,943	12,041	12,469	11,849	12,482	12,440	12,181	12,384	12,896	13,260	13,726	13,497	12,252	10,568	11,675	12,666	12,935	13,555	14,425	14,406	13,944	15,562	16,468	16,344	16,247	16,455	17,236	17,564	17,542	17,884	18,334	17,592	17,957	17,165	17,722	15,608	15,320	15,367	14,053	13,845	12,397	13,366	12,634	11,208	11,694	12,903	12,815	13,846	13,475	13,801	14,045	13,607	13,890	14,414	13,847	13,038	12,208	13,638	14,642	14,421	14,758	15,097	14,427	14,983	14,684	15,280	15,785	16,187	15,121	15,261	14,870	15,482	15,390	15,233	16,204	17,188	17,858	17,648	18,263	18,538	18,478	18,303	18,583
Columbia Threadneedle: MSCI EAFE Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Growth Index (Net) ($20,466)
Accumulated Value	10,000	9,364	9,201	9,793	9,979	9,954	9,778	10,256	10,112	10,263	9,821	9,486		9,696	10,022	10,244	10,522	10,838	11,387	11,313	11,587	11,652	11,872	12,142	12,288	12,494	13,073	12,514	12,364	12,550	12,525	12,377	12,633	12,598	12,566	11,409	11,443	10,891	11,593	11,992	12,203	12,602	12,115	12,902	12,855	12,699	12,844	13,304	13,543	13,930	13,850	12,654	11,490	12,342	13,016	13,438	14,041	14,666	14,570	13,993	15,712	16,478	16,254	16,198	16,385	17,075	17,592	17,600	17,903	18,325	17,612	18,189	17,572	18,332	16,408	16,044	16,143	14,851	14,678	13,418	14,481	13,603	12,278	12,809	14,287	14,126	15,325	14,897	15,693	16,074	15,578	16,128	16,445	15,673	14,734	14,190	15,710	16,609	16,806	17,373	17,777	17,071	17,722	17,643	17,860	18,564	18,645	17,494	17,430	16,948	17,865	17,888	17,310	18,202	19,144	19,653	19,062	19,597	20,092	20,413	20,112	20,466
Columbia Threadneedle: MSCI EAFE Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Growth Index (Net) ($20,466)
Accumulated Value	10,000	9,364	9,201	9,793	9,979	9,954	9,778	10,256	10,112	10,263	9,821	9,486		9,696	10,022	10,244	10,522	10,838	11,387	11,313	11,587	11,652	11,872	12,142	12,288	12,494	13,073	12,514	12,364	12,550	12,525	12,377	12,633	12,598	12,566	11,409	11,443	10,891	11,593	11,992	12,203	12,602	12,115	12,902	12,855	12,699	12,844	13,304	13,543	13,930	13,850	12,654	11,490	12,342	13,016	13,438	14,041	14,666	14,570	13,993	15,712	16,478	16,254	16,198	16,385	17,075	17,592	17,600	17,903	18,325	17,612	18,189	17,572	18,332	16,408	16,044	16,143	14,851	14,678	13,418	14,481	13,603	12,278	12,809	14,287	14,126	15,325	14,897	15,693	16,074	15,578	16,128	16,445	15,673	14,734	14,190	15,710	16,609	16,806	17,373	17,777	17,071	17,722	17,643	17,860	18,564	18,645	17,494	17,430	16,948	17,865	17,888	17,310	18,202	19,144	19,653	19,062	19,597	20,092	20,413	20,112	20,466
Columbia Threadneedle: MSCI EAFE Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Growth Index (Net) ($20,466)
Accumulated Value	10,000	9,364	9,201	9,793	9,979	9,954	9,778	10,256	10,112	10,263	9,821	9,486		9,696	10,022	10,244	10,522	10,838	11,387	11,313	11,587	11,652	11,872	12,142	12,288	12,494	13,073	12,514	12,364	12,550	12,525	12,377	12,633	12,598	12,566	11,409	11,443	10,891	11,593	11,992	12,203	12,602	12,115	12,902	12,855	12,699	12,844	13,304	13,543	13,930	13,850	12,654	11,490	12,342	13,016	13,438	14,041	14,666	14,570	13,993	15,712	16,478	16,254	16,198	16,385	17,075	17,592	17,600	17,903	18,325	17,612	18,189	17,572	18,332	16,408	16,044	16,143	14,851	14,678	13,418	14,481	13,603	12,278	12,809	14,287	14,126	15,325	14,897	15,693	16,074	15,578	16,128	16,445	15,673	14,734	14,190	15,710	16,609	16,806	17,373	17,777	17,071	17,722	17,643	17,860	18,564	18,645	17,494	17,430	16,948	17,865	17,888	17,310	18,202	19,144	19,653	19,062	19,597	20,092	20,413	20,112	20,466
Columbia Threadneedle: MSCI EAFE Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Growth Index (Net) ($20,466)
Accumulated Value	10,000	9,364	9,201	9,793	9,979	9,954	9,778	10,256	10,112	10,263	9,821	9,486		9,696	10,022	10,244	10,522	10,838	11,387	11,313	11,587	11,652	11,872	12,142	12,288	12,494	13,073	12,514	12,364	12,550	12,525	12,377	12,633	12,598	12,566	11,409	11,443	10,891	11,593	11,992	12,203	12,602	12,115	12,902	12,855	12,699	12,844	13,304	13,543	13,930	13,850	12,654	11,490	12,342	13,016	13,438	14,041	14,666	14,570	13,993	15,712	16,478	16,254	16,198	16,385	17,075	17,592	17,600	17,903	18,325	17,612	18,189	17,572	18,332	16,408	16,044	16,143	14,851	14,678	13,418	14,481	13,603	12,278	12,809	14,287	14,126	15,325	14,897	15,693	16,074	15,578	16,128	16,445	15,673	14,734	14,190	15,710	16,609	16,806	17,373	17,777	17,071	17,722	17,643	17,860	18,564	18,645	17,494	17,430	16,948	17,865	17,888	17,310	18,202	19,144	19,653	19,062	19,597	20,092	20,413	20,112	20,466
Columbia Threadneedle: MSCI EAFE Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Growth Index (Net) ($20,466)
Accumulated Value	10,000	9,364	9,201	9,793	9,979	9,954	9,778	10,256	10,112	10,263	9,821	9,486		9,696	10,022	10,244	10,522	10,838	11,387	11,313	11,587	11,652	11,872	12,142	12,288	12,494	13,073	12,514	12,364	12,550	12,525	12,377	12,633	12,598	12,566	11,409	11,443	10,891	11,593	11,992	12,203	12,602	12,115	12,902	12,855	12,699	12,844	13,304	13,543	13,930	13,850	12,654	11,490	12,342	13,016	13,438	14,041	14,666	14,570	13,993	15,712	16,478	16,254	16,198	16,385	17,075	17,592	17,600	17,903	18,325	17,612	18,189	17,572	18,332	16,408	16,044	16,143	14,851	14,678	13,418	14,481	13,603	12,278	12,809	14,287	14,126	15,325	14,897	15,693	16,074	15,578	16,128	16,445	15,673	14,734	14,190	15,710	16,609	16,806	17,373	17,777	17,071	17,722	17,643	17,860	18,564	18,645	17,494	17,430	16,948	17,865	17,888	17,310	18,202	19,144	19,653	19,062	19,597	20,092	20,413	20,112	20,466
Columbia Threadneedle: Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)
Accumulated Value	10,000	9,821	9,849	10,228	10,268	10,361	10,468	10,694	10,695	10,693	10,555	10,625		10,738	10,850	11,102	11,105	11,205	11,327	11,357	11,498	11,567	11,659	11,798	11,972	12,066	12,342	12,056	11,941	11,920	12,106	12,136	12,363	12,604	12,599	12,119	12,279	11,837	12,374	12,569	12,812	13,073	12,774	13,304	13,414	13,482	13,572	13,740	13,985	14,192	14,325	13,865	12,968	13,914	14,278	14,465	14,981	15,459	15,161	14,925	15,815	16,130	15,991	16,096	16,348	16,849	16,935	17,192	17,493	17,742	17,253	17,855	17,819	18,196	17,529	17,169	17,249	16,170	16,236	15,439	16,339	15,775	14,708	15,208	15,913	15,419	16,140	15,735	16,223	16,399	16,345	16,856	17,121	16,930	16,311	16,011	17,105	17,821	17,946	18,299	18,677	18,060	18,661	19,084	19,423	19,798	20,142	19,801	20,487	20,075	20,408	20,499	19,926	19,897	20,452	21,129	21,339	21,683	22,196	22,526	22,623	22,613
Columbia Threadneedle: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Columbia Threadneedle: Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)
Accumulated Value	10,000	9,821	9,849	10,228	10,268	10,361	10,468	10,694	10,695	10,693	10,555	10,625		10,738	10,850	11,102	11,105	11,205	11,327	11,357	11,498	11,567	11,659	11,798	11,972	12,066	12,342	12,056	11,941	11,920	12,106	12,136	12,363	12,604	12,599	12,119	12,279	11,837	12,374	12,569	12,812	13,073	12,774	13,304	13,414	13,482	13,572	13,740	13,985	14,192	14,325	13,865	12,968	13,914	14,278	14,465	14,981	15,459	15,161	14,925	15,815	16,130	15,991	16,096	16,348	16,849	16,935	17,192	17,493	17,742	17,253	17,855	17,819	18,196	17,529	17,169	17,249	16,170	16,236	15,439	16,339	15,775	14,708	15,208	15,913	15,419	16,140	15,735	16,223	16,399	16,345	16,856	17,121	16,930	16,311	16,011	17,105	17,821	17,946	18,299	18,677	18,060	18,661	19,084	19,423	19,798	20,142	19,801	20,487	20,075	20,408	20,499	19,926	19,897	20,452	21,129	21,339	21,683	22,196	22,526	22,623	22,613
Columbia Threadneedle: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Columbia Threadneedle: Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)
Accumulated Value	10,000	9,821	9,849	10,228	10,268	10,361	10,468	10,694	10,695	10,693	10,555	10,625		10,738	10,850	11,102	11,105	11,205	11,327	11,357	11,498	11,567	11,659	11,798	11,972	12,066	12,342	12,056	11,941	11,920	12,106	12,136	12,363	12,604	12,599	12,119	12,279	11,837	12,374	12,569	12,812	13,073	12,774	13,304	13,414	13,482	13,572	13,740	13,985	14,192	14,325	13,865	12,968	13,914	14,278	14,465	14,981	15,459	15,161	14,925	15,815	16,130	15,991	16,096	16,348	16,849	16,935	17,192	17,493	17,742	17,253	17,855	17,819	18,196	17,529	17,169	17,249	16,170	16,236	15,439	16,339	15,775	14,708	15,208	15,913	15,419	16,140	15,735	16,223	16,399	16,345	16,856	17,121	16,930	16,311	16,011	17,105	17,821	17,946	18,299	18,677	18,060	18,661	19,084	19,423	19,798	20,142	19,801	20,487	20,075	20,408	20,499	19,926	19,897	20,452	21,129	21,339	21,683	22,196	22,526	22,623	22,613
Columbia Threadneedle: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Columbia Threadneedle: Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)
Accumulated Value	10,000	9,821	9,849	10,228	10,268	10,361	10,468	10,694	10,695	10,693	10,555	10,625		10,738	10,850	11,102	11,105	11,205	11,327	11,357	11,498	11,567	11,659	11,798	11,972	12,066	12,342	12,056	11,941	11,920	12,106	12,136	12,363	12,604	12,599	12,119	12,279	11,837	12,374	12,569	12,812	13,073	12,774	13,304	13,414	13,482	13,572	13,740	13,985	14,192	14,325	13,865	12,968	13,914	14,278	14,465	14,981	15,459	15,161	14,925	15,815	16,130	15,991	16,096	16,348	16,849	16,935	17,192	17,493	17,742	17,253	17,855	17,819	18,196	17,529	17,169	17,249	16,170	16,236	15,439	16,339	15,775	14,708	15,208	15,913	15,419	16,140	15,735	16,223	16,399	16,345	16,856	17,121	16,930	16,311	16,011	17,105	17,821	17,946	18,299	18,677	18,060	18,661	19,084	19,423	19,798	20,142	19,801	20,487	20,075	20,408	20,499	19,926	19,897	20,452	21,129	21,339	21,683	22,196	22,526	22,623	22,613
Columbia Threadneedle: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Columbia Threadneedle: Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)
Accumulated Value	10,000	9,821	9,849	10,228	10,268	10,361	10,468	10,694	10,695	10,693	10,555	10,625		10,738	10,850	11,102	11,105	11,205	11,327	11,357	11,498	11,567	11,659	11,798	11,972	12,066	12,342	12,056	11,941	11,920	12,106	12,136	12,363	12,604	12,599	12,119	12,279	11,837	12,374	12,569	12,812	13,073	12,774	13,304	13,414	13,482	13,572	13,740	13,985	14,192	14,325	13,865	12,968	13,914	14,278	14,465	14,981	15,459	15,161	14,925	15,815	16,130	15,991	16,096	16,348	16,849	16,935	17,192	17,493	17,742	17,253	17,855	17,819	18,196	17,529	17,169	17,249	16,170	16,236	15,439	16,339	15,775	14,708	15,208	15,913	15,419	16,140	15,735	16,223	16,399	16,345	16,856	17,121	16,930	16,311	16,011	17,105	17,821	17,946	18,299	18,677	18,060	18,661	19,084	19,423	19,798	20,142	19,801	20,487	20,075	20,408	20,499	19,926	19,897	20,452	21,129	21,339	21,683	22,196	22,526	22,623	22,613
Columbia Threadneedle: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Columbia Threadneedle: Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 50% Bloomberg U.S. Aggregate Bond Index ($22,613)
Accumulated Value	10,000	9,821	9,849	10,228	10,268	10,361	10,468	10,694	10,695	10,693	10,555	10,625		10,738	10,850	11,102	11,105	11,205	11,327	11,357	11,498	11,567	11,659	11,798	11,972	12,066	12,342	12,056	11,941	11,920	12,106	12,136	12,363	12,604	12,599	12,119	12,279	11,837	12,374	12,569	12,812	13,073	12,774	13,304	13,414	13,482	13,572	13,740	13,985	14,192	14,325	13,865	12,968	13,914	14,278	14,465	14,981	15,459	15,161	14,925	15,815	16,130	15,991	16,096	16,348	16,849	16,935	17,192	17,493	17,742	17,253	17,855	17,819	18,196	17,529	17,169	17,249	16,170	16,236	15,439	16,339	15,775	14,708	15,208	15,913	15,419	16,140	15,735	16,223	16,399	16,345	16,856	17,121	16,930	16,311	16,011	17,105	17,821	17,946	18,299	18,677	18,060	18,661	19,084	19,423	19,798	20,142	19,801	20,487	20,075	20,408	20,499	19,926	19,897	20,452	21,129	21,339	21,683	22,196	22,526	22,623	22,613
Columbia Threadneedle: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,827)
Accumulated Value	$ 10,000	$ 9,504	$ 9,491	$ 10,135	$ 10,174	$ 10,357	$ 10,384	$ 10,766	$ 10,782	$ 10,784	$ 10,587	$ 10,979		$ 11,196	$ 11,408	$ 11,861	$ 11,875	$ 11,997	$ 12,166	$ 12,242	$ 12,494	$ 12,532	$ 12,790	$ 13,089	$ 13,490	$ 13,640	$ 14,421	$ 13,890	$ 13,537	$ 13,589	$ 13,916	$ 14,002	$ 14,523	$ 14,996	$ 15,081	$ 14,050	$ 14,337	$ 13,042	$ 14,087	$ 14,540	$ 14,822	$ 15,422	$ 14,442	$ 15,460	$ 15,682	$ 15,434	$ 15,723	$ 16,063	$ 16,646	$ 17,149	$ 17,142	$ 15,731	$ 13,788	$ 15,555	$ 16,296	$ 16,620	$ 17,558	$ 18,820	$ 18,105	$ 17,623	$ 19,552	$ 20,304	$ 20,099	$ 20,653	$ 21,558	$ 22,708	$ 22,867	$ 23,401	$ 23,956	$ 24,685	$ 23,537	$ 25,186	$ 25,011	$ 26,132	$ 24,780	$ 24,038	$ 24,931	$ 22,757	$ 22,798	$ 20,916	$ 22,845	$ 21,913	$ 19,895	$ 21,506	$ 22,708	$ 21,399	$ 22,744	$ 22,189	$ 23,004	$ 23,363	$ 23,464	$ 25,015	$ 25,818	$ 25,407	$ 24,196	$ 23,687	$ 25,850	$ 27,025	$ 27,479	$ 28,946	$ 29,878	$ 28,657	$ 30,078	$ 31,157	$ 31,537	$ 32,302	$ 32,992	$ 32,692	$ 34,611	$ 33,786	$ 34,727	$ 34,274	$ 32,343	$ 32,124	$ 34,146	$ 35,882	$ 36,687	$ 37,431	$ 38,797	$ 39,706	$ 39,803	$ 39,827